Property, plant and equipment	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Property, plant and equipment
Property, plant and equipment

December 31, 2019	Cost	Accumulated Depreciation	Net Book Value
Owned assets
Heavy equipment	$299,298	$70,031	$229,267
Major component parts in use	252,328	92,161	160,167
Other equipment	40,344	25,328	15,016
Licensed motor vehicles	14,270	9,463	4,807
Office and computer equipment	5,154	3,511	1,643
Land	13,829	—	13,829
Buildings	26,281	2,421	23,860
	651,504	202,915	448,589

Assets under finance lease
Heavy equipment	132,270	43,466	88,804
Major component parts in use	71,706	27,918	43,788
Other equipment	2,126	264	1,862
Licensed motor vehicles	5,617	1,551	4,066
Office and computer equipment	691	71	620
	212,410	73,270	139,140

Total property, plant and equipment	$863,914	$276,185	$587,729

December 31, 2018	Cost	Accumulated Depreciation	Net Book Value
Owned assets
Heavy equipment	$346,071	$78,296	$267,775
Major component parts in use	143,032	66,019	77,013
Other equipment	33,824	21,711	12,113
Licensed motor vehicles	19,745	15,618	4,127
Office and computer equipment	8,972	6,450	2,522
Land	11,095	—	11,095
Buildings	31,425	6,265	25,160
Leasehold improvements	2,875	1,053	1,822
	597,039	195,412	401,627

Assets under finance lease
Heavy equipment	110,759	35,376	75,383
Major component parts in use	64,602	16,964	47,638
Other equipment	772	17	755
Licensed motor vehicles	3,822	1,087	2,735
Office and computer equipment	23	23	—
Buildings	25	6	19
	180,003	53,473	126,530

Total property, plant and equipment	$777,042	$248,885	$528,157

During the year ended December 31, 2019, additions to property, plant and equipment by means of finance leases were $28,107 (2018 - $21,904).
In 2018, the Company completed sale-leaseback transactions of $29,295. Deferred gains on sale-leaseback transactions are included in other long-term obligations and are amortized over the expected life of the equipment (note 14(a)).